COMBINED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant and equipment	$ 264.9	$ 256.3
Intangible assets	685.8	691.2
Investments in associates	3.1	2.4
Deferred tax assets	90.3	153.0
Other non-current assets	24.9	31.1
Non-current assets	1,069.0	1,134.0
Inventories	186.0	161.4
Trade and credit card receivables	4.6	8.2
Other accounts receivable	59.4	47.3
Income tax receivables	1.4	4.5
Cash and cash equivalents	137.4	187.6
Current assets	388.8	409.0
Total assets	1,457.8	1,543.0
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent	493.7	658.2
Non-controlling interests	78.7	72.2
Total equity	572.4	730.4
Financial debt	520.4	475.2
Deferred tax liabilities	50.1	71.8
Post-employment benefit obligations	0.9	0.0
Other non-current liabilities	0.0	1.1
Non-current liabilities	571.4	548.1
Trade payables	97.1	91.3
Financial debt	80.7	1.5
Income tax payables	4.1	3.8
Other liabilities	132.1	167.9
Current liabilities	314.0	264.5
Total liabilities	885.4	812.6
Total liabilities and shareholders' equity	$ 1,457.8	$ 1,543.0